Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Dividends
Schedule of Cash flows from dividends paid are classified under operating activities	The table below illustrates the dividends declared and paid:

Figures in million – SA rand unless stated otherwise	2023	2022	2021
Dividend declared and paid (interim)	1,501	3,905	8,347
Dividend declared after 31 December (final)	—	3,452	5,252
Total dividends declared for the year	1,501	7,357	13,599
Dividend per share (interim) — cents	53	138	292
Dividend per share (final) — cents	—	122	187
Dividends paid during the financial year	4,953	9,197	17,832
Dividends paid to NCI of subsidiaries during the financial year	365	256	344
Total dividends paid for the year[1]	5,318	9,453	18,176
1  The dividends paid is influenced by the number of shares in issue at the time of payment

Schedule of Reconciliation of (loss)/profit attributable to the owners	Reconciliation of profit attributable to the owners of Sibanye-Stillwater to normalised earnings

Figures in million – SA rand	2023	2022	2021
(Loss)/profit attributable to the owners of Sibanye-Stillwater	(37,772)	18,396	33,054
Adjusted for:
(Gain)/loss on financial instruments	(235)	4,279	6,279
Gain on foreign exchange differences	(1,973)	(616)	(1,149)
Gain on disposal of property, plant and equipment	(105)	(162)	(36)
Impairments/(reversal of impairments)	47,454	(6)	5,148
Gain on acquisition	(898)	—	—
Restructuring costs	515	363	107
Transaction costs	474	152	140
Occupational healthcare gain	(365)	(211)	(14)
Gain on remeasurement of previous interest in Kroondal	(298)	—	—
Gain on increase in equity-accounted investment	(5)	—	—
Loss due to dilution of interest in joint operation	—	—	4
Early redemption premium on the 2025 Notes	—	—	196
Change in estimated deferred tax rate	726	(53)	(86)
Share of results of equity-accounted investees after tax	1,174	(1,287)	(1,989)
Loss on deconsolidation of subsidiaries	—	308	—
Profit on sale of Lonmin Canada	—	(145)	—
Profit on sale of St Helena Hospital	—	—	(16)
Tax effect of the items adjusted above	(6,664)	(33)	(2,755)
NCI effect of the items listed above	(276)	36	—
Normalised earnings[1]	1,752	21,021	38,883
1  Non-IFRS measures such as normalised earnings is the responsibility of the Group’s Board of Directors and presented for illustration purposes only, and because of its nature, normalised earnings should not be considered as a representation of financial performance under IFRS Accounting Standards